Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income from Operations by Segment
The following tables include results for the Company’s revenues and (loss) income from operations by segment for the nine months ended September 30, 2020 and three and nine months ended September 30, 2019. No results are included for the three months ended September 30, 2020 as the Company only had one reportable segment during that period.

Three Months Ended September 30, 2019
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	182,429	5,015	187,444
Voyage expenses	(92,866)	—	(92,866)
Vessel operating expenses	(44,322)	(4,217)	(48,539)
Time-charter hire expenses	(10,637)	—	(10,637)
Depreciation and amortization	(30,806)	(730)	(31,536)
General and administrative expenses (2)	(8,380)	(359)	(8,739)
Loss from operations	(4,582)	(291)	(4,873)

Equity income	68	—	68

Nine Months Ended September 30, 2020
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	751,640	6,992	758,632
Voyage expenses	(238,576)	—	(238,576)
Vessel operating expenses	(137,263)	(5,940)	(143,203)
Time-charter hire expenses	(28,245)	—	(28,245)
Depreciation and amortization	(88,677)	(493)	(89,170)
General and administrative expenses (2)	(28,330)	(627)	(28,957)
(Loss) gain on sale of assets and write-down of assets	(48,245)	3,081	(45,164)
Restructuring charge	(1,398)	—	(1,398)
Income from operations	180,906	3,013	183,919

Equity income	5,174	—	5,174

Nine Months Ended September 30, 2019
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	608,815	23,797	632,612
Voyage expenses	(293,263)	—	(293,263)
Vessel operating expenses	(137,461)	(19,265)	(156,726)
Time-charter hire expenses	(30,877)	—	(30,877)
Depreciation and amortization	(89,921)	(2,138)	(92,059)
General and administrative expenses (2)	(26,295)	(1,117)	(27,412)
Income from operations	30,998	1,277	32,275

Equity income	652	—	652
A
Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheet as at December 31, 2019, when the Company had more than one reportable segment, is as follows:

As at
December 31, 2019
$
Tanker	2,114,451
Ship-to-Ship Transfer	26,201
Cash and cash equivalents	88,824
Consolidated total assets	2,229,476